Segment reporting (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Segment Reporting
	For the year ended March 31, 2019
	Automotive and related activity
	Tata and other brand vehicles *								Vehicle Financing		Jaguar Land Rover		Intra- segment eliminations		Total		Others		Inter- segment eliminations		Total
	Commercial Vehicles		Passenger Vehicles		Unallocable**		Total
	(In millions)
Revenues:
External revenue	Rs.	579,496.9	Rs.	141,622.2	Rs.	—	Rs.	721,119.1	Rs.	33,995.5	Rs.	2,216,656.9	Rs.	—	Rs.	2,971,771.5	Rs.	21,890.9	Rs.	—	Rs.	2,993,662.4	US$	43,289.2
Inter-segment/intra-segment revenue	Rs.	—	Rs.	26.8	Rs.	—	Rs.	26.8	Rs.	1,129.5	Rs.	—	Rs.	(1,156.3)	Rs.	—	Rs.	13,432.8	Rs.	(13,432.8)	Rs.	—	US$	—

Total revenues	Rs.	579,496.9	Rs.	141,649.0	Rs.	—	Rs.	721,145.9	Rs.	35,125.0	Rs.	2,216,656.9	Rs.	(1,156.3)	Rs.	2,971,771.5	Rs.	35,323.7	Rs.	(13,432.8)	Rs.	2,993,662.4	US$	43,289.2

Earnings Before Other Income, Interest and Tax(a)	Rs.	34,007.1	Rs.	(15,842.3)	Rs.	(4,761.8)		13,403.0		21,153.3		(323,812.6)		—		(289,256.3)		4,103.6		(1,201.8)		(286,354.5)		(4,140.8)
Finance costs pertaining to borrowings sourced by vehicle financing segment										(26,156.5)						(26,156.5)						(26,156.5)		(378.2)
Segment results		34,007.1		(15,842.3)		(4,761.8)		13,403.0		(5,003.2)		(323,812.6)		—		(315,412.8)		4,103.6		(1,201.8)		(312,511.0)		(4,519.0)
Share of profit/(loss) of equity accounted investees (net)		—		—		416.7		416.7		(7.2)		753.7		—		1,163.2		931.8		—		2,095.0		30.3
Reconciliation to net income/(loss):
Assets written off/loss on sale of assets and others (net)																						(13,186.7)		(190.7)
Other income/(loss) (net)																						35,438.7		512.5
Foreign exchange gain/(loss) (net)																						(5,824.2)		(84.2)
Interest income																						7,864.6		113.7
Interest expense (net) (excluding pertaining to borrowings sourced by vehicle financing segment)																						(31,429.5)		(454.4)
Income tax (expense)/credit																						25,425.0		367.7

Net Income/(loss)																					Rs.	(292,128.1)	US$	(4,224.1)

Depreciation and amortization	Rs.	16,164.1		13,626.0		1,524.3		31,314.4		186.5	Rs.	197,437.4	Rs.	—	Rs.	228,938.3	Rs.	1,617.1	Rs.	(357.6)	Rs.	230,197.8	US$	3,328.7
Capital expenditure	Rs.	20,100.8		29,331.7		763.5		50,196.0		719.6	Rs.	290,656.3		—		341,571.9		664.5		—		342,236.4		4,948.8

										906.1
Segment assets	Rs.	237,225.5	Rs.	176,558.2	Rs.	15,037.0	Rs.	428,820.7	Rs.	382,615.8	Rs.	1,670,913.0	Rs.	—	Rs.	2,482,349.5	Rs.	20,037.4	Rs.	(12,252.5)	Rs.	2,490,134.4	US$	36,008.0
Assets classified as held for sale		1,622.4		—		—		1,622.4				—		—		1,622.4		—		—		1,622.4		23.5
Investment in equity accounted investees		—		—		4,225.5		4,225.5		26.6		43,181.7		—		47,433.8		5,915.0		—		53,348.8		771.4
Reconciliation to total assets:
Investments																						104,358.4		1,509.1
Current and non-current income tax assets																						12,089.3		174.9
Deferred income taxes																						51,511.1		744.9
Other unallocated financial assets[1]																						274,055.5		3,963.0

Total assets																					Rs.	2,987,119.9	US$	43,194.8

Segment liabilities	Rs.	157,447.7	Rs.	36,347.5	Rs.	17,521.3	Rs.	211,316.5	Rs.	7,114.3	Rs.	1,039,660.5	Rs.	(3,376.5)	Rs.	1,254,714.8	Rs.	5,290.7	Rs.	(2,520.6)	Rs.	1,257,484.9	US$	18,183.6
Reconciliation to total liabilities:
Borrowings																						1,059,910.7		15,326.6
Current income tax liabilities																						10,176.4		147.2
Deferred income taxes																						14,910.4		215.6
Other unallocated financial liabilities[2]																						86,570.1		1,251.9

Total liabilities																					Rs.	2,429,052.5	US$	35,124.9

*	Tata and other brand vehicles include Tata Daewoo and Fiat brand vehicles.
**	Corporate expenses for Tata Motors Limited not identifiable to reportable segments kept as unallocable.
1.	Includes interest-bearing loans and deposits and accrued interest income.
2.	Includes interest accrued and other interest bearing liabilities.
a.

Earnings Before Other Income, Interest and Tax is Earnings before share of profit/(loss) of equity accounted investees (net), assets written off/loss on sale of assets and others (net), other income/(loss) (net), foreign exchange gains/(loss) (net), interest income, interest expense (net) and income tax expense.

	For the year ended/as at March 31, 2018
	Automotive and related activity
	Tata and other brand vehicles *								Vehicle Financing		Jaguar Land Rover		Intra- segment eliminations		Total		Others		Inter- segment eliminations		Total
	Commercial Vehicles		Passenger Vehicles		Unallocable **		Total
	(In millions)
Revenues:
External revenue	Rs.	494,917.2	Rs.	128,840.3	Rs.	96.3	Rs.	623,853.8	Rs.	26,040.3	Rs.	2,214,492.3	Rs.	—	Rs.	2,864,386.4	Rs.	18,564.7	Rs.	—	Rs.	2,882,951.1
Inter-segment/intra-segment revenue		—		77.9		—		77.9		111.9		—		(111.9)		77.9		12,770.0		(12,847.9)		—

Total revenues	Rs.	494,917.2	Rs.	128,918.2	Rs.	96.3	Rs.	623,931.7	Rs.	26,152.2	Rs.	2,214,492.3	Rs.	(111.9)	Rs.	2,864,464.3	Rs.	31,334.7	Rs.	(12,847.9)	Rs.	2,882,951.1

Earnings Before Other Income, Interest and Tax(a)		36,694.4		(29,998.8)		(4,082.1)		2,613.5		17,079.3		84,952.3		—		104,645.1		3,045.8		(1,456.3)		106,234.6
Finance costs pertaining to borrowings sourced by vehicle financing segment										(19,053.0)						(19,053.0)						(19,053.0)
Segment results		36,694.4		(29,998.8)		(4,082.1)		2,613.5		(1,973.7)		84,952.3		—		85,592.1		3,045.8		(1,456.3)		87,181.6
Share of profit/(loss) of equity accounted investees		—		—		301.8		301.8		—		21,389.2		—		21,691.0		1,091.6		—		22,782.6
Reconciliation to net income:
Assets written off/loss on sale of assets and others (net)																						(29,148.6)
Other income/(loss) (net)																						47,873.3
Foreign exchange gain/(loss) (net)																						(4,332.9)
Interest income																						7,122.4
Interest expense (net) (excluding pertaining to borrowings sourced by vehicle financing segment)																						(27,738.3)
Income tax expense																						(37,678.2)

Net Income																					Rs.	66,061.9

Depreciation and amortization	Rs.	15,417.3	Rs.	14,368.1	Rs.	1,457.4	Rs.	31,242.8	Rs.	183.4	Rs.	177,830.8	Rs.	—	Rs.	209,257.0	Rs.	561.2	Rs.	—	Rs.	209,818.2
Capital expenditure	Rs.	13,554.5	Rs.	19,145.1	Rs.	859.8	Rs.	33,559.4	Rs.	471.5	Rs.	380,417.9	Rs.	—	Rs.	414,448.8	Rs.	841.6	Rs.	(187.8)	Rs.	415,102.6

Segment assets	Rs.	206,937.3	Rs.	136,472.5	Rs.	63,355.4	Rs.	406,765.2	Rs.	276,709.4	Rs.	1,967,993.9	Rs.	(6.0)	Rs.	2,651,462.5	Rs.	3,303.8	Rs.	(12,031.4)	Rs.	2,642,734.9
Assets classified as held for sale		2,233.3		—		—		2,233.3				—		—		2,233.3		27,569.1		(3,950.5)		25,851.9
Investment in equity accounted investees		—		—		3,855.0		3,855.0		—		45,023.9		—		48,878.9		—		—		48,878.9
Investment in equity accounted investees (held for sale)		—		—		—		—		—		—		—		—		4,973.5		—		4,973.5
Reconciliation to total assets:
Investments																						154,214.0
Current and non-current income tax assets																						11,086.4
Deferred income taxes																						41,064.6
Other unallocated financial assets[1]																						306,706.5

Total assets																					Rs.	3,235,510.7

Segment liabilities	Rs.	135,371.8	Rs.	31,371.7	Rs.	27,198.3	Rs.	193,941.8	Rs.	7,244.0	Rs.	1,048,546.1	Rs.	(7.1)	Rs.	1,249,724.8	Rs.	840.2	Rs.	(3,152.2)	Rs.	1,247,412.8
Liabilities classified as held for sale		—		—		—		—		—		—		—		—		10,701.8		—		10,701.8
Reconciliation to total liabilities:
Borrowings																						888,706.8
Current income tax liabilities																						15,590.7
Deferred income taxes																						61,257.8
Other unallocated financial liabilities[2]																						98,320.0

Total liabilities																					Rs.	2,321,989.9

*	Tata and other brand vehicles include Tata Daewoo and Fiat brand vehicles.
**	Corporate expenses for Tata Motors Limited not identifiable to reportable segments kept as unallocable
1.	Includes interest-bearing loans and deposits and accrued interest income.
2.	Includes interest accrued and other interest bearing liabilities.
a.

Earnings Before Other Income, Interest and Tax is Earnings before share of profit/(loss) of equity accounted investees (net), assets written off/loss on sale of assets and others (net), other income/(loss) (net), foreign exchange gains/(loss) (net), interest income, interest expense (net) and income tax expense.

	For the year ended March 31, 2017
	Automotive and related activity
	Tata and other brand vehicles*								Vehicle Financing		Jaguar Land Rover			Intra- segment eliminations		Total		Others		Inter- segment eliminations		Total
	Commercial Vehicles		Passenger Vehicles		Unallocable ***		Total
	(In millions)
Revenues:
External revenue	Rs.	414,891.9	Rs.	79,188.1	Rs.	—	Rs.	494,080.0	Rs.	24,318.3	Rs.	2,120,676.6		Rs.	—	Rs.	2,639,074.9	Rs.	17,420.2	Rs.	—	Rs.	2,656,495.1
Inter-segment/intra-segment revenue		—		33.1		—		33.1		238.0		—			(284.7)		(13.6)		13,734.0		(13,720.4)		—

Total revenues	Rs.	414,891.9	Rs.	79,221.2	Rs.	—	Rs.	494,113.1	Rs.	24,556.3	Rs.	2,120,676.6		Rs.	(284.7)	Rs.	2,639,061.3	Rs.	31,154.2	Rs.	(13,720.4)	Rs.	2,656,495.1

Earnings Before Other Income, Interest and Tax(a)		(1,781.7)		(28,453.7)		(4,635.8)		(34,871.2)		16,962.2		120,866.8	**		—		102,957.8		3,797.7		(1,942.8)		104,812.7
Finance costs pertaining to borrowings sourced by vehicle financing segment										(18,465.0)							(18,465.0)						(18,465.0)
Segment results		(1,781.7)		(28,453.7)		(4,635.8)		(34,871.2)		(1,502.8)		120,866.8			—		84,492.8		3,797.7		(1,942.8)		86,347.7
Share of profit/(loss) of equity accounted investees (net)		—		—		252.1		252.1		—		13,843.7			—		14,095.8		834.2		—		14,930.0
Reconciliation to net income:
Assets written off/loss on sale of assets and others (net)																							(11,418.6)
Other income /(loss) (net)																							39,590.1
Foreign exchange gain/(loss) (net)																							(16,590.4)
Interest income																							5,640.7
Interest expense (net) (excluding pertaining to borrowings sourced by vehicle financing segment)																							(23,900.7)
Income tax expense																							(35,035.6)

Net Income																						Rs.	59,563.2

Depreciation and amortization	Rs.	19,333.6	Rs.	15,666.5	Rs.	1,400.9	Rs.	36,401.0	Rs.	275.3	Rs.	144,472.0		Rs.	—	Rs.	181,148.3	Rs.	1,257.1	Rs.	—	Rs.	182,405.4
Capital expenditure		16,562.0		22,506.6		912.2		39,980.8		76.1		269,658.7			—		309,715.6		3,652.3		(1,740.6)		311,627.3

*	Tata and other brand vehicles include Tata Daewoo and Fiat brand vehicles.
**	Includes reversal of provision for loss of inventories and insurance recoveries on account of loss of inventories Rs. 13,301.0 million
***	Corporate expenses for Tata Motors Limited not identifiable to reportable segments kept as unallocable
a.

Earnings Before Other Income, Interest and Tax is Earnings before share of profit/(loss) of equity accounted investees (net), assets written off/loss on sale of assets and others (net), other income/(loss) (net), foreign exchange gains/(loss) (net), interest income, interest expense (net) and income tax expense.

Summary of Information Concerning Principal Geographic Areas

Net sales to external customers by geographic area by location of customers:

	Year ended March 31,
	2019		2019		2018		2017
	(In millions)
India	US$	9,806.2	Rs.	678,148.1	Rs.	578,403.3	Rs.	422,499.1
United States of America		7,411.0		512,511.1		448,881.5		413,469.9
United Kingdom		8,097.7		559,993.0		418,970.3		486,091.5
Rest of Europe		6,537.3		452,087.8		470,288.0		469,926.9
China		4,394.9		303,929.1		481,675.0		410,721.9
Rest of the World		7,042.1		486,993.3		484,733.0		453,785.8

Total revenues	US$	43,289.2	Rs.	2,993,662.4	Rs.	2,882,951.1	Rs.	2,656,495.1

Non-current assets (Property, plant and equipment, Intangible assets, other non-current assets and Goodwill) by geographic area:

	As at March 31,
	2019		2019		2018
	(In millions)
India	US$	3,596.6	Rs.	248,726.3	Rs.	224,623.2
United States of America		42.2		2,919.9		2,990.0
United Kingdom		14,186.4		981,062.7		1,211,921.5
Rest of Europe		1,369.5		94,708.0		72,420.6
China		20.4		1,409.2		1,661.1
Rest of the World		363.5		25,137.5		26,977.3

Total	US$	19,578.6	Rs.	1,353,963.6	Rs.	1,540,593.7

Summary of Information About Product Revenues

Information about product revenues:

	Year ended March 31,
	2019		2019		2018		2017
	(In millions)
Tata and Fiat vehicles	US$	9,863.0	Rs.	682,076.2	Rs.	575,483.5	Rs.	436,306.2
Tata Daewoo commercial vehicles		564.6		39,042.9		48,370.3		57,773.8
Jaguar Land Rover vehicles		32,053.5		2,216,656.9		2,214,492.3		2,120,676.6
Others		316.5		21,890.9		18,564.7		17,420.2

Sub-total		42,797.6		2,959,666.9		2,856,910.8		2,632,176.8
Finance revenues		491.6		33,995.5		26,040.3		24,318.3

Total revenues	US$	43,289.2	Rs.	2,993,662.4	Rs.	2,882,951.1	Rs.	2,656,495.1